Trade and Other Receivables	6 Months Ended
Jun. 30, 2019
Trade and other receivables [abstract]
Trade and Other Receivables
Note 6 - Trade and Other Receivables

	June 30,	December 31,
	2019	2018
	€ in thousands
	Unaudited	Audited
Current Assets:
Other receivables
Government authorities	2,728	2,706
Income receivable	5,490	3,830
Interest receivable	19	6
Current tax	218	195
Current maturities of loan to an equity accounted investee	-	415
Trade receivable	451	156
Forward contracts	-	529
Inventory	351	-
Loan to others	-	3,500
Prepaid expenses and other	2,150	1,286
	11,407	12,623
Non-current Assets: Long term receivables
Advance tax payment	861	996
Financial asset (1)	5,326	-
Annual rent deposits	59	27
Other	412	432
	6,658	1,455
(1)

Power financial hedge in respect of approximately 80% of the output of the Talasol Project for a period of 10 years. The power produced by the Talasol Project is expected to be sold in the open market for the then current market power price. The hedge transaction is expected to hedge the risks associated with fluctuating electricity market prices.